INTEREST IN BUNGE DEFINED CONTRIBUTION MASTER TRUST (Tables)	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The investments of the Trust at December 31, 2025 and 2024 are summarized as follows:

	2025		2024
	Bunge Defined Contribution Master Trust	Plan's Interest in Master Trust	Bunge Defined Contribution Master Trust	Plan's Interest in Master Trust

Investments – at fair value:
Mutual funds	$232,526,472	$9,533,945	$280,394,161	$11,232,770
Bunge shares	11,155,132	596,083	9,962,378	478,739
Collective trust funds	373,312,398	25,690,649	247,520,396	16,512,495
Self-directed brokerage accounts	31,677,712	1,976,120	25,582,994	2,020,879

Total investments, at fair value	$648,671,714	$37,796,797	$563,459,929	$30,244,883
The following are net appreciation in the fair value of investments and investment income for the Bunge Defined Contribution Master Trust for the years ended December 31, 2025 and 2024.

	2025	2024

Net appreciation in fair value of investments	$82,136,503	$52,506,454
Investment income	9,779,085	14,008,157
Total	$91,915,588	$66,514,611